Notes to the Consolidated Statements of Financial Position (Details) - Schedule of Sensitivity Analysis	12 Months Ended
Dec. 31, 2023 EUR (€) € / shares
Euro weakens against U.S. dollars [Member]
Notes to the Consolidated Statements of Financial Position (Details) - Schedule of Sensitivity Analysis [Line Items]
Conversion rate (in Euro per share) | € / shares	€ 1.2155
Profit/(loss)	€ 9,887,396
carrying amount	€ 98,873,959
Euro strengths against U.S. dollars [Member]
Notes to the Consolidated Statements of Financial Position (Details) - Schedule of Sensitivity Analysis [Line Items]
Conversion rate (in Euro per share) | € / shares	€ 0.9945
Profit/(loss)	€ (8,089,688)
carrying amount	€ 80,896,875